Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 1
Federal and state statutory rate	35.00%	35.00%
Change in valuation allowance on deferred tax assets	(35.00%)	(35.00%)